Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash equivalents
Cash and cash equivalents	$ 76,508	$ 56,709	$ 45,281	$ 174,422
Restricted cash	2,639	2,610	2,605	2,604
Cash, cash equivalents, and restricted cash	$ 79,147	$ 59,319	$ 47,886	$ 177,026	$ 341,337	$ 399,269